Commitments	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Commitments	Commitments

We are committed to payments totaling $9,360,653 for activities related to our clinical trial, manufacturing and collaboration programs which are expected to occur over the next two years.

Our commitments include the committed payments related to our collaboration with Merck KGaA, Darmstadt, Germany, and Pfizer Inc ("Pfizer"), known as BRACELET-1, as this phase 2 clinical trial is jointly funded by Oncolytics and Pfizer. As at December 31, 2020, we recorded nil (December 31, 2019 - US$1,500,000) in other receivables related to an upfront payment of BRACELET-1 cost from Pfizer per the terms of the collaboration agreement and US$97,381 (December 31, 2019 - US$652,306) in other liabilities representing future trial costs to be incurred.

Under a clinical trial agreement entered into with the Alberta Cancer Board (“ACB”), we have agreed to repay the amount funded under the agreement together with a royalty, to a combined maximum amount of $400,000 plus an overhead repayment of $100,000, upon sales of a specified product.  We agreed to repay the ACB in annual installments in an amount equal to the lesser of: (a) 5% of gross sales of a specified product; or (b) $100,000 per annum once sales of a specified product commence.